WARRANT DERIVATIVE (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 15, 2018	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Warrants granted, value	$ 1,171
Unit issuance costs attributed to warrants	$ 157
Warrants, market price		$ 0.025	$ 0.005
Warrants outstanding, value		$ 3,051
Loss (Gain) on warrant derivative		2,605
Loss (Gain) on fair value derivatives and warrants		$ 2,732	$ (3,726)	$ (2,081)